Note 12 - Share Capital and Reserves	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
12.	Share capital and reserves
(a)       Authorized share capital

At
December 31, 2017,
the authorized share capital comprised an unlimited number of common shares. The common shares do not
have a par value. All issued shares are fully paid.

(b)       Details of private placement and other issues of common shares in
2017,
2016
and
2015

On
June 1, 2017,
the Company closed a bought deal private placement by the issuance of
9,857,800
units at a price of
$1.75
per unit for gross proceeds of
$17,251,150.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$2.45
per share until
June 1, 2020.
Share issue costs included a finder’s fee of
$1,035,069
in cash, and finders’ warrants to purchase up to
295,734
common shares at a price of
$2.00
per common share until
June 1, 2019.
The fair value of the finders’ warrants was
$171,526.
In connection with the private placement, the Company also incurred
$296,823
in other cash share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

On
February 7, 2017,
the Company closed a non-brokered private placement by the issuance of
2,519,407
units at a price of
$1.35
per unit for gross proceeds of
$3,401,199.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$2.00
per share until
August 7, 2019.
Share issue costs included a finder’s fee of
$88,631
in cash, and finders’ warrants to purchase up to
17,911
common shares at a price of
$1.35
per common share until
August 7, 2019.
The fair value of the finders’ warrants was
$9,165.
In connection with the private placement, the Company also incurred
$116,408
in other cash share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

(b)       Details of private placement and other issues of common shares in
2017,
2016
and
2015
(continued)

On
May 25, 2016,
the Company closed a non-brokered private placement by the issuance of
3,229,082
units at a price of
$1.35
per unit for gross proceeds to the Company of
$4,359,260.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$2.00
per share until
November 25, 2018.
Share issue costs included a finder’s fee of
$147,925
in cash, and finders’ warrants to purchase up to
45,944
common shares at a price of
$1.44
per common share until
November 25, 2018.
The fair value of the finders’ warrants was
$17,918.
In connection with the private placement, the Company also incurred
$119,689
in share issue costs. These amounts were recorded as reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

On
November 25, 2015,
the Company issued
407,997
common shares at a fair value of
$0.67
per share as a payment for the Mill Purchase Option Agreement (Note
9
).

On
November 17, 2015,
the Company closed a non-brokered private placement by the issuance of
4,506,666
units at a price of
$0.75
per unit for gross proceeds to the Company of
$3,380,000.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$1.00
per share until
November 17, 2017.
A finder’s fee of
$73,550
in cash and finder’s warrants to purchase up to
35,200
common shares at a price of
$0.77
per common share until
November 17, 2017
was paid on a portion of the placement. The fair value of the finders’ warrants was
$5,984.
In connection with the private placement, the Company also incurred
$43,075
share issue costs.
$3,199,733
of the proceeds from the private placement was allocated to share capital, and
$180,267
to the warrants under the residual value method.

On
February 11, 2015,
the Company closed a non-brokered private placement by the issuance of
4,420,000
units at a price of
$1.25
per unit for gross proceeds to the Company of
$5,525,000.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$2.00
per share until
February 11, 2016.
A finder’s fee of
$212,626
in cash and finder’s warrants to purchase up to
49,410
common shares at a price of
$1.28
per common share until
February 11, 2016
was paid on a portion of the placement. The fair value of the finders’ warrants was
$13,341.
In connection with the private placement, the Company also incurred
$146,796
share issue costs. The proceeds of the private placement were allocated entirely to share capital.

(c)       Warrants

The continuity of warrants for the years ended
December 31, 2017,
2016
and
2015
are as follows:

	Exercise	Dec 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
November 17, 2017	$1.00	2,036,667	-	(1,986,667)	(50,000)	-
November 25, 2018	$2.00	1,614,541	-	-	-	1,614,541
November 25, 2018	$1.44	45,944	-	(22,972)	-	22,972
June 1, 2019	$2.00	-	295,734	-	-	295,734
August 7, 2019	$2.00	-	1,259,704	-	-	1,259,704
August 7, 2019	$1.35	-	17,911	(7,500)	-	10,411
June 1, 2020	$2.45	-	4,928,900	-	-	4,928,900
Warrants outstanding and exercisable		3,697,152	6,502,249	(2,017,139)	(50,000)	8,132,262
Weighted average exercise price		$1.44	$2.34	$1.01	$1.00	$2.27

The weighted average remaining life of warrants outstanding at
December 31, 2017
was
1.95
years (
2016
–
1.34
years).

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2015	Issued	Exercised	cancelled	2016
February 11, 2016	$1.76	2,210,000	-	-	(2,210,000)	-
February 11, 2016	$1.12	49,410	-	-	(49,410)	-
July 17, 2016	$1.58	4,376,000	-	(4,376,000)	-	-
July 17, 2016	$1.32	186,000	-	-	(186,000)	-
November 17, 2017	$1.00	2,253,334	-	(216,667)	-	2,036,667
November 17, 2017	$0.77	35,200	-	(35,200)	-	-
November 25, 2018	$2.00	-	1,614,541	-	-	1,614,541
November 25, 2018	$1.44	-	45,944	-	-	45,944
Warrants outstanding and exercisable		9,109,944	1,660,485	(4,627,867)	(2,445,410)	3,697,152
Weighted average exercise price		$1.47	$1.98	$1.55	$1.71	$1.44

	Exercise		December 31,			Expired/	December 31,
Expiry date	price		2014	Issued	Exercised	cancelled	2015
August 1, 2015		$1.50	48,000	-	-	(48,000)	-
August 1, 2015		$2.00	2,000,000	-	-	(2,000,000)	-
July 17, 2016	*	$1.58	4,376,000	-	-	-	4,376,000
July 17, 2016	*	$1.32	186,000	-	-	-	186,000
February 11, 2016	*	$1.76	-	2,210,000	-	-	2,210,000
February 11, 2016	*	$1.12	-	49,410	-	-	49,410
November 17, 2017		$1.00	-	2,253,334	-	-	2,253,334
November 17, 2017		$0.77	-	35,200	-	-	35,200
Warrants outstanding and exercisable			6,610,000	4,547,944	-	(2,048,000)	9,109,944
Weighted average exercise price			$1.70	$1.37	-	$1.99	$1.47

*
On
August 28, 2015,
the Company adjusted the exercise price on outstanding warrants proportionately to reflect the value transferred to Almadex.

The weighted average fair value of finders’ warrants granted during the years ended
December 31, 2017,
2016
and
2015
calculated using the Black-Scholes model at the issue dates, are as follows:

Weighted average assumptions used

Number of warrants	Date of issue	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
295,734	June 1, 2017	$0.58	0.71%	2	66.26%	$Nil
17,911	February 7, 2017	$0.51	0.72%	2.50	61.54%	$Nil
45,944	May 25, 2016	$0.39	0.59%	2	55.53%	$Nil
35,200	November 17, 2015	$0.17	0.38%	2	47.77%	$Nil
49,410	February 11, 2015	$0.27	0.56%	1	40.83%	$Nil

(d)       Share purchase option compensation plan

The Company’s stock option plan permits the issuance of options up to a maximum of
10%
of the Company’s issued share capital. Stock options issued to any consultant or person providing investor relations services cannot exceed
2%
of the issued and outstanding common shares in any
twelve
month period. At
December 31, 2017,
the Company had reserved
929,963
stock options that
may
be granted. The exercise price of any option cannot be less than the volume weighted average trading price of the shares for the five
trading days immediately preceding the date of the grant.

The maximum term of all options is
five
years. The Board of Directors determines the term of the option (to a maximum of five
years) and the time during which any option
may
vest. Options granted to consultants or persons providing investor relations services shall vest in stages with no
more than
25%
of such option being exercisable in any
three
month period. All options granted during the years ended
December 31, 2017,
2016
and
2015
vested on the grant date.

The Company’s stock option plan permits the option holder to exercise cashless by surrendering a portion of the underlying option shares to pay for the exercise price and the corresponding withholding taxes, if applicable.

The continuity of stock options for the year ended
December 31, 2017,
2016
and
2015
are as follows:

Expiry date	Exercise price	Dec 31, 2016	Granted	Exercised		Expired	December 31, 2017
January 6, 2017	$0.98	1,180,000	-	(1,180,000	) (i)	-	-
May 4, 2017	$1.91	175,000	-	(75,000)		(100,000)	-
June 8, 2017	$1.98	75,000	-	-		(75,000)	-
August 26, 2017	$0.74	1,310,000	-	(1,310,000	) (i)	-	-
September 11, 2017	$2.31	500,000	-	-		(500,000)	-
November 22, 2017	$2.22	100,000	-	-		(100,000)	-
April 4, 2018	$1.74	90,000	-	-		-	90,000
May 6, 2018	$1.41	100,000	-	-		-	100,000
June 8, 2018	$1.44	1,915,000	-	-		-	1,915,000
June 18, 2018	$1.46	250,000	-	-		-	250,000
June 29, 2018	$1.71	15,000	-	-		-	15,000
August 9, 2018	$1.91	491,000	-	-		-	491,000
September 15, 2018	$1.85	170,000	-	-		-	170,000
December 11, 2018	$0.72	724,000	-	(134,000	) (i)	-	590,000
December 11, 2018	$1.68	150,000	-	-		-	150,000
December 11, 2018	$1.80	20,000	-	-		-	20,000
January 2, 2019	$1.04	375,000	-	-		-	375,000
March 17, 2019	$1.35	-	207,000	-		-	207,000
May 4, 2019	$1.99	-	175,000	-		-	175,000
May 19, 2019	$1.84	-	75,000	-		-	75,000
June 12, 2019	$1.89	-	75,000	-		-	75,000
July 2, 2019	$1.32	150,000	-	-		-	150,000
July 2, 2019	$1.19	60,000	-	-		-	60,000
July 2, 2019	$1.34	-	1,427,000	-		-	1,427,000
September 19, 2019	$1.40	-	1,160,000	-		-	1,160,000
April 30, 2020	$1.53	-	500,000	-		-	500,000
April 30, 2020	$1.14	-	100,000	-		-	100,000
September 30, 2020	$1.25	-	1,195,000	-		-	1,195,000
Options outstanding and exercisable		7,850,000	4,914,000	(2,699,000)		(775,000)	9,290,000
Weighted average exercise price		$1.29	$1.39	$0.88		$2.21	$1.39

(i)	In accordance with the Company’s stock option plan, options holders exercised
350,000;
1,150,000
and
92,000
stock options on a cashless basis at an exercise price of
$0.98,
$0.74
and
$0.72
respectively. The total number of shares issued in connection with the cashless exercise of options was
532,836.

The weighted average remaining life of stock options outstanding at
December 31, 2017
was
1.33
years (
2016
–
1.13
years).

Expiry date	Exercise price		Dec 31, 2015	Granted	Exercised		Expired / cancelled	Dec 31, 2016
May 6, 2016	*	$1.33	65,000	-	-		(65,000)	-
June 8, 2016	*	$2.89	2,145,000	-	-		(2,145,000)	-
July 14, 2016	*	$1.37	130,000	-	(120,000	) (i)	(10,000)	-
August 15, 2016	*	$2.57	150,000	-	-		(150,000)	-
October 10, 2016	*	$1.23	150,000	-	(150,000	) (i)	-	-
January 6, 2017	*	$0.98	1,180,000	-	-		-	1,180,000
May 4, 2017	*	$1.91	200,000	-	-		(25,000)	175,000
June 8, 2017	*	$1.98	75,000	-	-		-	75,000
August 26, 2017	*	$0.74	1,445,000	-	(135,000)		-	1,310,000
September 11, 2017	*	$2.31	500,000	-	-		-	500,000
November 22, 2017	*	$2.22	100,000	-	-		-	100,000
April 4, 2018	*	$1.74	90,000	-	-		-	90,000
May 6, 2018		$1.41	-	100,000	-		-	100,000
June 8, 2018		$1.44	-	1,915,000	-		-	1,915,000
June 18, 2018	*	$1.46	250,000	-	-		-	250,000
June 29, 2018		$1.71	-	15,000	-		-	15,000
August 9, 2018		$1.91	-	491,000	-		-	491,000
September 15, 2018		$1.85	-	170,000	-		-	170,000
December 11, 2018		$0.72	756,000	-	(32,000)		-	724,000
December 11, 2018		$1.68	-	150,000	-		-	150,000
December 11, 2018		$1.80	-	20,000	-		-	20,000
January 2, 2019	*	$1.04	375,000	-	-		-	375,000
July 2, 2019	*	$1.32	150,000	-	-		-	150,000
July 2, 2019		$1.19	-	60,000	-		-	60,000
Options outstanding and exercisable			7,761,000	2,921,000	(437,000)		(2,395,000)	7,850,000
Weighted average exercise price			$1.65	$1.55	$1.08		$2.81	$1.29

(i)	In accordance with the Company’s stock option plan, options holders exercised
105,000
and
150,000
stock options on a cashless basis at an exercise price of
$1.37
and
$1.23.
The total number of shares issued in connection with the cashless exercise of options was
63,510.

Expiry date	Exercise price		December 31, 2014	Granted	Exercised	Expired / cancelled	December 31, 2015
January 4, 2015		$1.14	970,000	-	-	(970,000)	-
February 22, 2015		$2.26	20,000	-	-	(20,000)	-
April 25, 2015		$1.67	25,000	-	-	(25,000)	-
June 21, 2015		$1.00	140,000	-	-	(140,000)	-
July 16, 2015		$0.92	200,000	-	-	(200,000)	-
August 27, 2015		$2.22	205,000	-	-	(205,000)	-
September 20, 2015	*	$2.34	100,000	-	-	(100,000)	-
November 22, 2015	*	$2.40	75,000	-	-	(75,000)	-
May 6, 2016	*	$1.33	65,000	-	-	-	65,000
June 8, 2016	*	$2.89	2,270,000	-	-	(125,000)	2,145,000
July 14, 2016	*	$1.37	150,000	-	-	(20,000)	130,000
August 15, 2016	*	$2.57	150,000	-	-	-	150,000
October 10, 2016	*	$1.23	150,000	-	-	-	150,000
January 6, 2017	*	$0.98	-	1,180,000	-	-	1,180,000
May 4, 2017	*	$1.91	225,000	-	-	(25,000)	200,000
June 8, 2017	*	$1.98	75,000	-	-	-	75,000
August 26, 2017	*	$0.74	-	1,445,000	-	-	1,445,000
September 11, 2017	*	$2.31	500,000	-	-	-	500,000
November 22, 2017	*	$2.22	100,000	-	-	-	100,000
April 4, 2018	*	$1.74	90,000	-	-	-	90,000
June 18, 2018	*	$1.46	250,000	-	-	-	250,000
December 11, 2018		$0.72	-	756,000	-	-	756,000
January 2, 2019	*	$1.04	375,000	-	-	-	375,000
July 2, 2019	*	$1.32	150,000	-	-	-	150,000
Options outstanding and exercisable			6,285,000	3,381,000	-	(1,905,000)	7,761,000
Weighted average exercise price			$2.05	$0.82	-	$1.48	$1.65

* On
August 20, 2015,
the Company adjusted the exercise price on outstanding stock options proportionately to reflect the value transferred to Almadex. The weighted average exercise price as at
December 31, 2014
changed, from
$2.29
to
$2.05.

The weighted average fair value of options granted during the years ended
December 31, 2017,
2016
and
2015,
calculated using the Black-Scholes model at grant date, are as follows:

Weighted average assumptions used

Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
1,195,000	December 22, 2017	$0.62	1.71%	3	65.20%	$Nil
100,000	November 23, 2017	$0.50	1.46%	3	63.93%	$Nil
500,000	September 12, 2017	$0.55	1.59%	2.5	63.12%	$Nil
1,160,000	August 25, 2017	$0.48	1.24%	2	62.80%	$Nil
75,000	June 12, 2017	$0.63	0.88%	2	65.95%	$Nil
75,000	May 19, 2017	$0.60	0.72%	2	65.65%	$Nil
175,000	May 4, 2017	$0.63	0.71%	2	65.77%	$Nil
207,000	March 17, 2017	$0.47	0.80%	2	61.28%	$Nil
1,427,000	January 11, 2017	$0.54	0.75%	2	68.94%	$Nil
60,000	December 21, 2016	$0.42	0.83%	2	70.18%	$Nil
20,000	November 2, 2016	$0.69	0.54%	2	68.31%	$Nil
150,000	October 6, 2016	$0.57	0.60%	2	68.47%	$Nil
170,000	September 15, 2016	$0.70	0.58%	2	68.08%	$Nil
491,000	August 9, 2016	$0.76	0.50%	2	67.52%	$Nil
15,000	June 29, 2016	$0.87	0.54%	2	66.44%	$Nil
1,915,000	June 8, 2016	$0.62	0.54%	2	64.68%	$Nil
100,000	May 6, 2016	$0.52	0.54%	2	63.84%	$Nil
756,000	December 11, 2015	$0.29	0.40%	3	55.79%	$Nil
1,445,000	August 26, 2015	$0.20	0.53%	2	58.76%	$Nil
1,180,000	January 6, 2015	$0.37	0.56%	2	52.37%	$Nil

Total share-based payments expenses as a result of options granted and vested during the year ended
December 31, 2017
was $
2,693,070
(
2016
-
$1,869,010;
2015
-
$950,740
)